Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended
	May 15, 2024	Feb. 02, 2024	Dec. 08, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 08, 2023
Operating leases have remaining lease terms				3 months 3 days		3 months 3 days
Addendum to letter agreements description						Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock on February 2, 2024, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares
Gain on extinguishment of liability						$ 527,980
Cantor Fee Agreement [Member] | 7GC & Co. Holdings Inc. [Member] | Cantor Fitzgerald [Member]
Deferred underwriting fees payable				8,050,000		8,050,000			$ 8,050,000
Deferred underwriting fees forfeit									4,050,000
Increase decrease in deferred underwriting fees				4,000,000		4,000,000			$ 4,000,000
Roth Addendum To Letter Agreements [Member]
Advisory fee			$ 1,100,000
Advisor transaction expenses			$ 6,813
Accrued expenses				$ 300,000		300,000		$ 1,106,813
Shares issued, shares		175,000
Shares issued, value		$ 278,833
Contractual obligation								$ 806,813
Gain on extinguishment of liability						$ 577,513
Roth Addendum To Letter Agreements [Member] | Common Class A [Member]
Shares issued, shares		175,000
Shares issued, shares	$ 300,000	$ 300,000
Shares issued, cash		$ 300,000
Stock issued during period shares additional shares		600,000